Expenses from Continuing Operations (Tables)	6 Months Ended
Dec. 31, 2024
Expenses from Continuing Operations [Abstract]
Schedule of Consultants and Professional Services
	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Consultants and professional services
Taxation advisors	(21,125)	(135)
Strategy advisors	(97,700)	-
Legal fees	(562,427)	(138,478)
Accounting fees	(92,155)	-
General	(198,603)	-
	(972,010)	(138,613)

Schedule of Directors Fee
	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Directors’ fees
Directors’ fees	(688,768)	-
	(688,768)	-

Schedule of Finance Expenses
	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Finance expenses
GEM payable (note 16)	(578,611)	-
GEM payable – Interest (note 16)	763,730	-
Interest expense – leased assets	(1,549)	(6,144)
Interest expenses – loan with related party (note 19)	(2,295)	-
Bank fees and other finance expenses	(23,636)	(6,536)
	157,639	(12,680)

Schedule of Merger Expenses
	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Merger expenses
Merger expenses	-	(1,594,102)
	-	(1,594,102)

Schedule of Foreigh Exchange
	Half-year ended 31 December 2024 $	Half-year ended 31 December 2023 $
Foreign Exchange
Unrealised foreign exchange	918,157	2,042
Realised foreign exchange	(4,889)	-
	913,268	2,042